Offerings - Offering: 1	Aug. 13, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, $0.01 par value per share
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 27,620
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.